T. ROWE PRICE BALANCED FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 63.4%
COMMUNICATION SERVICES 6.6%

Diversified Telecommunication Services 0.5%
AT&T	137,254	3,913
KT (KRW)	82,122	1,607
Nippon Telegraph & Telephone (JPY)	651,400	13,299
Telecom Italia (EUR)	5,185,273	2,094
Verizon Communications	58,773	3,496
		24,409
Entertainment 1.0%
Activision Blizzard	4,235	343
Electronic Arts (1)	16,028	2,090
Netflix (1)	44,322	22,162
Sea, ADR (1)	41,349	6,370
Spotify Technology (1)	12,412	3,011
Walt Disney	75,903	9,418
		43,394
Interactive Media & Services 4.3%
Alphabet, Class A (1)	10,682	15,656
Alphabet, Class C (1)	49,326	72,489
Baidu, ADR (1)	11,740	1,486
Facebook, Class A (1)	236,266	61,878
JOYY, ADR	48,688	3,928
Match Group (1)	48,631	5,381
NAVER (KRW)	17,027	4,327
Snap, Class A (1)	39,123	1,022
Tencent Holdings (HKD)	311,300	21,026
Z Holdings (JPY)	766,900	5,122
		192,315
Media 0.6%
Charter Communications, Class A (1)	5,995	3,743
Comcast, Class A	177,278	8,201
CyberAgent (JPY)	92,900	5,737
DISH Network, Class A (1)	4,773	139

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Liberty Broadband, Class C (1)	17,530	2,504
Stroeer (EUR) (1)	46,047	3,577
WPP (GBP)	567,779	4,459
		28,360
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	71,700	4,436
T-Mobile US (1)	14,024	1,604
Vodafone Group, ADR	341,587	4,584
		10,624
Total Communication Services		299,102
CONSUMER DISCRETIONARY 8.3%

Auto Components 0.5%
Aptiv	14,128	1,295
Autoliv, SDR (SEK)	50,819	3,739
Denso (JPY)	73,800	3,235
Magna International	211,975	9,698
Stanley Electric (JPY)	125,800	3,625
Sumitomo Rubber Industries (JPY)	140,500	1,305
		22,897
Automobiles 0.5%
Ferrari	8,516	1,568
General Motors	97,238	2,877
Honda Motor (JPY)	88,200	2,095
Suzuki Motor (JPY)	108,500	4,648
Tesla (1)	500	214
Toyota Motor (JPY)	157,000	10,420
		21,822
Hotels, Restaurants & Leisure 1.2%
Chipotle Mexican Grill (1)	3,212	3,995
Compass Group (GBP)	271,897	4,084
Darden Restaurants	3,431	345
Domino's Pizza	1,000	425
Hilton Worldwide Holdings	78,443	6,693
Marriott International, Class A	65,555	6,069
McDonald's	68,471	15,029

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MGM Resorts International	111,729	2,430
Starbucks	20,646	1,774
Wynn Resorts	19,623	1,409
Yum! Brands	116,908	10,674
		52,927
Household Durables 0.4%
Lennar, Class A	56,400	4,607
Panasonic (JPY)	416,500	3,548
Persimmon (GBP)	127,772	4,072
Sony (JPY)	77,000	5,901
		18,128
Internet & Direct Marketing Retail 3.9%
Alibaba Group Holding, ADR (1)	124,936	36,729
Amazon. com (1)	35,859	112,910
ASOS (GBP) (1)	127,923	8,494
Booking Holdings (1)	4,562	7,804
Etsy (1)	7,285	886
THG Holdings (GBP) (1)	118,295	913
Trip. com Group, ADR (1)	2,903	90
Zalando (EUR) (1)	78,930	7,375
		175,201
Multiline Retail 0.3%
Dollar General	49,666	10,411
Dollar Tree (1)	9,997	913
Next (GBP)	61,036	4,680
		16,004
Specialty Retail 0.8%
AutoZone (1)	836	984
Burlington Stores (1)	2,711	559
CarMax (1)	12,499	1,149
Carvana (1)	1,200	268
Home Depot	29,523	8,199
Kingfisher (GBP)	1,695,963	6,496
Lowe's	18,657	3,094
O'Reilly Automotive (1)	9,455	4,360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ross Stores	92,513	8,633
TJX	80,145	4,460
Ulta Beauty (1)	1,940	435
		38,637
Textiles, Apparel & Luxury Goods 0.7%
EssilorLuxottica (EUR) (1)	34,800	4,737
Kering (EUR)	7,210	4,783
Lululemon Athletica (1)	13,096	4,313
Moncler (EUR) (1)	131,278	5,372
NIKE, Class B	67,458	8,469
Samsonite International (HKD) (1)	1,380,900	1,402
VF	15,157	1,065
		30,141
Total Consumer Discretionary		375,757
CONSUMER STAPLES 3.2%

Beverages 0.6%
Coca-Cola	146,525	7,234
Diageo (GBP)	193,378	6,642
Keurig Dr Pepper	50,935	1,406
Kirin Holdings (JPY)	156,100	2,932
Monster Beverage (1)	13,401	1,075
PepsiCo	38,726	5,367
		24,656
Food & Staples Retailing 0.3%
Costco Wholesale	10,867	3,858
Seven & i Holdings (JPY)	187,000	5,810
Walmart	21,201	2,966
Welcia Holdings (JPY)	64,000	2,813
		15,447
Food Products 1.2%
Barry Callebaut (CHF)	1,671	3,722
Conagra Brands	67,484	2,410
Mondelez International, Class A	58,838	3,380
Nestle (CHF)	263,597	31,371
Tyson Foods, Class A	133,014	7,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wilmar International (SGD)	1,539,000	4,997
		53,792
Household Products 0.2%
Kimberly-Clark	9,591	1,416
Procter & Gamble	55,447	7,707
		9,123
Personal Products 0.7%
Estee Lauder, Class A	1,760	384
L'Oreal (EUR)	28,180	9,171
Pola Orbis Holdings (JPY)	61,500	1,160
Unilever (GBP)	340,687	21,004
		31,719
Tobacco 0.2%
Altria Group	64,419	2,489
Philip Morris International	112,632	8,447
		10,936
Total Consumer Staples		145,673
ENERGY 1.2%

Energy Equipment & Services 0.2%
Halliburton	198,482	2,392
Worley (AUD)	549,728	3,831
		6,223
Oil, Gas & Consumable Fuels 1.0%
Chevron	32,278	2,324
Concho Resources	19,895	878
ConocoPhillips	61,505	2,020
Enbridge	200,363	5,851
EOG Resources	51,446	1,849
Equinor (NOK)	422,811	5,990
Exxon Mobil	64,440	2,212
Hess	17,395	712
Marathon Petroleum	20,612	605
Pioneer Natural Resources	4,638	399
Royal Dutch Shell, Class B, ADR	96,582	2,339
Targa Resources	17,746	249

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TC Energy	112,995	4,748
TOTAL (EUR) (2)	223,018	7,659
TOTAL, ADR	30,208	1,036
Williams	395,831	7,778
		46,649
Total Energy		52,872
FINANCIALS 7.3%

Banks 2.4%
Australia & New Zealand Banking Group (AUD)	258,554	3,226
Bank of America	864,661	20,830
BNP Paribas (EUR) (1)	152,755	5,526
Close Brothers Group (GBP)	73,165	962
DBS Group Holdings (SGD)	180,200	2,649
DNB (NOK) (1)	546,392	7,612
Erste Group Bank (EUR) (1)	106,640	2,233
Fifth Third Bancorp	181,708	3,874
First Republic Bank	9,924	1,082
Huntington Bancshares	143,800	1,319
ING Groep (EUR) (1)	697,507	4,978
Intesa Sanpaolo (EUR) (1)	1,402,260	2,638
JPMorgan Chase	76,025	7,319
Lloyds Banking Group (GBP) (1)	9,315,627	3,162
Mitsubishi UFJ Financial Group (JPY)	816,100	3,257
National Bank of Canada (CAD)	144,642	7,184
PNC Financial Services Group	57,245	6,292
Standard Chartered (GBP) (1)	289,824	1,334
Sumitomo Mitsui Trust Holdings (JPY)	98,354	2,617
Svenska Handelsbanken, A Shares (SEK) (1)	550,023	4,602
United Overseas Bank (SGD)	315,200	4,440
Wells Fargo	410,050	9,640
		106,776
Capital Markets 1.4%
Cboe Global Markets	1,510	132
Charles Schwab	28,903	1,047
CME Group	25,186	4,214

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

E*TRADE Financial	159,420	7,979
Goldman Sachs Group	37,823	7,601
Intercontinental Exchange	54,919	5,495
KKR	20,214	694
Macquarie Group (AUD)	68,562	5,943
Morgan Stanley	468,765	22,665
MSCI	2,475	883
Northern Trust	4,842	377
Raymond James Financial	2,884	210
S&P Global	13,444	4,848
State Street	14,746	875
TD Ameritrade Holding	39,674	1,553
Tradeweb Markets, Class A	14,358	833
XP, Class A (1)	19,322	806
		66,155
Consumer Finance 0.3%
Ally Financial	75,432	1,891
Capital One Financial	156,083	11,216
		13,107
Diversified Financial Services 0.6%
Berkshire Hathaway, Class B (1)	35,029	7,459
Challenger (AUD)	476,018	1,325
Element Fleet Management (CAD)	702,398	5,845
Equitable Holdings	466,345	8,506
Mitsubishi UFJ Lease & Finance (JPY)	438,600	2,038
Voya Financial	11,369	545
		25,718
Insurance 2.5%
AIA Group (HKD)	431,600	4,290
American International Group	505,844	13,926
Aviva (GBP)	808,683	2,992
AXA (EUR)	514,908	9,530
Chubb	42,365	4,919
Direct Line Insurance Group (GBP)	423,980	1,479
Hartford Financial Services Group	81,945	3,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marsh & McLennan	68,368	7,842
MetLife	221,587	8,236
Munich Re (EUR)	44,746	11,375
PICC Property & Casualty, H Shares (HKD)	4,622,000	3,247
Ping An Insurance Group, H Shares (HKD)	357,000	3,706
Principal Financial Group	28,446	1,146
Progressive	17,015	1,611
Sampo, A Shares (EUR)	172,398	6,828
Storebrand (NOK) (1)	732,197	3,857
Sun Life Financial (CAD)	187,529	7,642
Tokio Marine Holdings (JPY)	164,700	7,206
Willis Towers Watson	21,771	4,546
Zurich Insurance Group (CHF)	19,062	6,647
		114,045
Thrifts & Mortgage Finance 0.1%
Housing Development Finance (INR)	130,208	3,074
		3,074
Total Financials		328,875
HEALTH CARE 9.0%

Biotechnology 0.9%
AbbVie	167,428	14,665
Alexion Pharmaceuticals (1)	4,925	564
Amgen	14,900	3,787
Ascendis Pharma, ADR (1)	11,660	1,800
Biogen (1)	6,177	1,752
CSL (AUD)	11,519	2,380
Exact Sciences (1)	9,547	973
Incyte (1)	40,241	3,611
Regeneron Pharmaceuticals (1)	1,248	699
Seattle Genetics (1)	5,367	1,050
Vertex Pharmaceuticals (1)	43,923	11,952
		43,233
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	14,314	1,558
Alcon (CHF) (1)	36,825	2,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Align Technology (1)	198	65
Becton Dickinson & Company	31,962	7,437
Boston Scientific (1)	178,406	6,817
Cooper	1,097	370
Danaher	175,393	37,767
Edwards Lifesciences (1)	900	72
Elekta, B Shares (SEK) (2)	395,062	4,964
Hologic (1)	19,233	1,278
Intuitive Surgical (1)	21,311	15,121
Koninklijke Philips (EUR) (1)	332,055	15,679
Medtronic	52,384	5,444
Siemens Healthineers (EUR)	113,415	5,091
Stryker	79,507	16,567
Zimmer Biomet Holdings	13,670	1,861
		122,179
Health Care Providers & Services 1.7%
Anthem	46,160	12,398
Centene (1)	102,470	5,977
Cigna	62,303	10,555
CVS Health	23,365	1,365
Fresenius (EUR)	149,843	6,814
HCA Healthcare	90,519	11,286
Humana	8,588	3,554
McKesson	2,240	334
UnitedHealth Group	72,561	22,622
		74,905
Health Care Technology 0.1%
GoodRx Holdings, Class A (1)	3,495	194
Veeva Systems, Class A (1)	7,986	2,246
		2,440
Life Sciences Tools & Services 0.8%
Agilent Technologies	78,189	7,892
Evotec (EUR) (1)(2)	89,846	2,369
PPD (1)	15,752	583
Thermo Fisher Scientific	63,309	27,952
		38,796

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pharmaceuticals 2.8%
Astellas Pharma (JPY)	833,200	12,420
AstraZeneca, ADR	18,206	998
Bausch Health (1)	139,384	2,166
Bayer (EUR)	142,490	8,791
Elanco Animal Health (1)	198,594	5,547
Eli Lilly	32,862	4,864
GlaxoSmithKline, ADR	203,950	7,677
Ipsen (EUR)	34,410	3,597
Johnson & Johnson	41,865	6,233
Merck	48,742	4,043
Novartis (CHF)	202,311	17,565
Novartis, ADR	4,889	425
Novo Nordisk, B Shares (DKK)	37,997	2,633
Otsuka Holdings (JPY)	135,700	5,749
Pfizer	89,071	3,269
Roche Holding (CHF)	51,394	17,604
Sanofi (EUR)	125,974	12,624
Sanofi, ADR	20,890	1,048
Takeda Pharmaceutical, ADR	142,817	2,548
Zoetis	35,865	5,931
		125,732
Total Health Care		407,285
INDUSTRIALS & BUSINESS SERVICES 6.2%

Aerospace & Defense 0.4%
Boeing	20,495	3,387
L3Harris Technologies	10,347	1,758
Meggitt (GBP) (1)	1,064,968	3,534
Northrop Grumman	2,572	812
Raytheon Technologies	3,844	221
Safran (EUR) (1)	43,491	4,279
Teledyne Technologies (1)	4,401	1,365
Textron	38,494	1,389
		16,745

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Air Freight & Logistics 0.5%
FedEx	28,447	7,155
United Parcel Service, Class B	80,693	13,446
		20,601
Airlines 0.0%
Alaska Air Group	12,160	446
United Airlines Holdings (1)	20,581	715
		1,161
Building Products 0.1%
Johnson Controls International	145,570	5,946
		5,946
Commercial Services & Supplies 0.1%
Cintas	7,598	2,529
Waste Connections	15,564	1,615
		4,144
Construction & Engineering 0.1%
Jacobs Engineering Group	50,700	4,703
		4,703
Electrical Equipment 0.8%
ABB (CHF)	304,889	7,751
Legrand (EUR)	49,956	3,979
Melrose Industries (GBP) (1)	3,151,670	4,674
Mitsubishi Electric (JPY)	616,000	8,359
Prysmian (EUR)	180,318	5,234
Rockwell Automation	21,200	4,678
Siemens Energy (EUR) (1)	70,857	1,911
		36,586
Industrial Conglomerates 1.3%
CK Hutchison Holdings (HKD)	448,968	2,721
DCC (GBP)	53,977	4,179
General Electric	1,841,158	11,470
Honeywell International	80,508	13,252
Roper Technologies	23,393	9,243
Siemens (EUR)	141,714	17,897
		58,762

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Machinery 1.3%
Caterpillar	42,906	6,399
Cummins	25,138	5,308
Deere	53,900	11,946
Flowserve	31,540	861
Fortive	40,322	3,073
Illinois Tool Works	3,533	683
Ingersoll Rand (1)	40,470	1,441
KION Group (EUR)	72,944	6,229
Knorr-Bremse (EUR)	33,689	3,967
Otis Worldwide	41,337	2,580
PACCAR	30,143	2,570
Parker-Hannifin	6,938	1,404
SMC (JPY)	4,200	2,343
Snap-on	3,504	515
Stanley Black & Decker	35,387	5,740
THK (JPY)	151,900	3,823
Wabtec	14,328	887
		59,769
Professional Services 0.5%
CoStar Group (1)	6,439	5,463
Equifax	26,495	4,157
IHS Markit	2,407	189
Recruit Holdings (JPY)	149,100	5,922
TechnoPro Holdings (JPY)	62,800	3,932
Teleperformance (EUR)	13,451	4,147
TransUnion	4,586	386
		24,196
Road & Rail 0.7%
Canadian Pacific Railway	3,471	1,057
Central Japan Railway (JPY)	26,800	3,842
JB Hunt Transport Services	9,630	1,217
Kansas City Southern	3,303	597
Norfolk Southern	48,045	10,281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Union Pacific	63,394	12,480
		29,474
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)	102,384	3,687
Bunzl (GBP)	96,990	3,131
Mitsubishi (JPY)	153,800	3,681
Sumitomo (JPY)	368,000	4,436
United Rentals (1)	21,900	3,822
		18,757
Total Industrials & Business Services		280,844
INFORMATION TECHNOLOGY 15.2%

Communications Equipment 0.4%
Cisco Systems	111,404	4,388
LM Ericsson, B Shares (SEK) (2)	797,506	8,727
Motorola Solutions	22,062	3,460
		16,575
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	20,556	2,226
CDW	7,388	883
Hamamatsu Photonics (JPY)	89,500	4,523
Keysight Technologies (1)	32,645	3,225
Largan Precision (TWD)	26,000	3,045
Murata Manufacturing (JPY)	90,800	5,904
Omron (JPY)	52,400	4,097
TE Connectivity	10,400	1,016
		24,919
IT Services 3.3%
Accenture, Class A	18,945	4,281
Amadeus IT Group, A Shares (EUR)	68,667	3,814
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$1,137 (1)(3)(4)	202,596	1,831
Broadridge Financial Solutions	900	119
Cognizant Technology Solutions, Class A	31,940	2,217
Fidelity National Information Services	100,847	14,846
Fiserv (1)	136,104	14,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FleetCor Technologies (1)	10,563	2,515
Global Payments	88,872	15,782
Leidos Holdings	10,726	956
Mastercard, Class A	75,203	25,431
NTT Data (JPY)	496,300	6,351
PayPal Holdings (1)	95,790	18,874
Shopify, Class A (1)	1,014	1,037
Snowflake, Class A (1)	4,218	1,059
Twilio, Class A (1)	1,000	247
VeriSign (1)	6,938	1,421
Visa, Class A	150,190	30,034
Wix. com (1)	12,729	3,244
		148,085
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices (1)	125,633	10,301
Analog Devices	22,000	2,568
Applied Materials	220,986	13,138
ASML Holding	6,899	2,548
ASML Holding (EUR)	26,394	9,749
Broadcom	48,177	17,552
KLA	332	64
Lam Research	22,129	7,341
Marvell Technology Group	121,886	4,839
Maxim Integrated Products	25,906	1,752
Micron Technology (1)	223,598	10,500
Monolithic Power Systems	2,209	618
NVIDIA	55,843	30,223
NXP Semiconductors	147,636	18,426
QUALCOMM	249,275	29,335
Renesas Electronics (JPY) (1)	245,300	1,800
Taiwan Semiconductor Manufacturing (TWD)	1,105,969	16,638
Teradyne	4,500	358
Texas Instruments	51,993	7,424
Tokyo Electron (JPY)	18,600	4,859
Xilinx	21,730	2,265
		192,298

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Software 4.6%
Atlassian, Class A (1)	7,806	1,419
Citrix Systems	8,054	1,109
Coupa Software (1)	2,227	611
DocuSign (1)	16,174	3,481
Intuit	48,704	15,888
Microsoft	465,337	97,875
NortonLifeLock	142,367	2,967
Oracle	18,511	1,105
Paycom Software (1)	4,087	1,272
salesforce. com (1)	103,510	26,014
SAP (EUR)	77,138	12,012
ServiceNow (1)	34,081	16,529
Splunk (1)	30,422	5,723
Synopsys (1)	50,766	10,863
Workday, Class A (1)	32,980	7,095
Zoom Video Communications, Class A (1)	6,000	2,821
		206,784
Technology Hardware, Storage & Peripherals 2.1%
Apple	737,847	85,450
Samsung Electronics (KRW)	243,858	12,106
		97,556
Total Information Technology		686,217
MATERIALS 2.8%

Chemicals 1.5%
Air Liquide (EUR)	45,177	7,161
Air Products & Chemicals	313	93
Asahi Kasei (JPY)	561,500	4,898
BASF (EUR)	75,755	4,613
Celanese	9,187	987
CF Industries Holdings	15,624	480
Covestro (EUR)	74,880	3,713
DuPont de Nemours	76,322	4,235
Johnson Matthey (GBP)	175,746	5,341
Linde	87,105	20,742

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PPG Industries	57,939	7,073
RPM International	5,475	454
Sherwin-Williams	2,967	2,067
Tosoh (JPY)	50,800	825
Umicore (EUR)	95,374	3,967
Westlake Chemical	16,213	1,025
		67,674
Containers & Packaging 0.6%
Amcor, CDI (AUD)	314,236	3,476
Avery Dennison	7,878	1,007
International Paper	184,344	7,473
Packaging Corp. of America	93,673	10,215
Sealed Air	9,740	378
Westrock	139,287	4,839
		27,388
Metals & Mining 0.5%
Antofagasta (GBP)	403,892	5,330
BHP Group (GBP)	242,022	5,163
BHP Group (AUD)	93,739	2,422
Freeport-McMoRan	46,600	729
IGO (AUD)	1,076,388	3,244
Rio Tinto (AUD)	33,526	2,290
South32 (AUD)	1,509,459	2,240
		21,418
Paper & Forest Products 0.2%
Stora Enso, R Shares (EUR)	445,225	6,969
		6,969
Total Materials		123,449
REAL ESTATE 1.4%

Equity Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, REIT	4,576	732
American Tower, REIT	10,461	2,529
AvalonBay Communities, REIT	9,038	1,350
Crown Castle International, REIT	4,792	798
Equinix, REIT	2,563	1,948

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Equity Residential, REIT	14,139	726
Essex Property Trust, REIT	2,205	443
Great Portland Estates (GBP)	451,055	3,481
JBG SMITH Properties, REIT	6,612	177
Prologis, REIT	253,724	25,530
SBA Communications, REIT	756	241
Scentre Group (AUD)	1,497,164	2,384
Simon Property Group, REIT	10,563	683
SL Green Realty, REIT (2)	11,613	538
Sun Communities, REIT	29,860	4,198
Welltower, REIT	63,017	3,471
Weyerhaeuser, REIT	213,398	6,086
		55,315
Real Estate Management & Development 0.2%
Mitsui Fudosan (JPY)	351,100	6,110
		6,110
Total Real Estate		61,425
UTILITIES 2.2%

Electric Utilities 0.9%
American Electric Power	28,999	2,370
Duke Energy	21,514	1,905
Edison International	7,184	365
Entergy	35,189	3,467
Iberdrola (EUR)	9,558	118
NextEra Energy	92,419	25,652
Southern	161,063	8,733
		42,610
Gas Utilities 0.1%
Atmos Energy	10,403	994
Beijing Enterprises Holdings (HKD)	538,000	1,622
		2,616
Independent Power & Renewable Electricity Producers 0.1%
AES	145,563	2,636
Electric Power Development (JPY)	178,000	2,746
		5,382

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Multi-Utilities 1.1%
Ameren	109,512	8,660
Dominion Energy	4,300	340
Engie (EUR) (1)	597,483	7,985
National Grid (GBP)	501,416	5,759
NiSource	113,782	2,503
Public Service Enterprise Group	103,975	5,709
Sempra Energy	141,305	16,725
		47,681
Total Utilities		98,289
Total Common Stocks (Cost $1,616,036)		2,859,788

CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITIES 0.0%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22	24,019	1,103
Total Utilities		1,103
Total Convertible Preferred Stocks (Cost $1,201)		1,103

CORPORATE BONDS 11.2%
Abbott Laboratories, 1.15%, 1/30/28	1,460,000	1,468
Abbott Laboratories, 3.40%, 11/30/23	1,281,000	1,393
AbbVie, 2.95%, 11/21/26 (5)	920,000	998
AbbVie, 3.20%, 5/14/26	420,000	462
AbbVie, 3.60%, 5/14/25	1,630,000	1,802
AbbVie, 4.50%, 5/14/35	1,900,000	2,301
ABN AMRO Bank, 4.75%, 7/28/25 (5)	940,000	1,057
AerCap Ireland Capital, 3.50%, 5/26/22	560,000	564
AerCap Ireland Capital, 4.125%, 7/3/23	1,945,000	1,979
AerCap Ireland Capital, 6.50%, 7/15/25	365,000	393
Agilent Technologies, 3.20%, 10/1/22	710,000	743
Agilent Technologies, 3.875%, 7/15/23	975,000	1,056

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AHS Hospital, 5.024%, 7/1/45	1,600,000	2,196
AIA Group, 3.20%, 3/11/25 (5)	1,020,000	1,098
AIA Group, 3.60%, 4/9/29 (5)	1,280,000	1,444
AIG Global Funding, 3.35%, 6/25/21 (5)	1,600,000	1,635
Air Lease, 2.50%, 3/1/21	980,000	984
Air Lease, 3.625%, 4/1/27	1,025,000	1,007
Alcon Finance, 2.60%, 5/27/30 (5)	1,300,000	1,374
Alexandria Real Estate Equities, 3.95%, 1/15/27	655,000	744
Alfa SAB de CV, 5.25%, 3/25/24 (5)	395,000	418
Allstate, 5.55%, 5/9/35	1,000,000	1,427
Altria Group, 2.35%, 5/6/25	415,000	438
Altria Group, 4.75%, 5/5/21	535,000	549
Amazon. com, 2.80%, 8/22/24	1,055,000	1,142
Amazon. com, 3.875%, 8/22/37	1,645,000	2,048
Amazon. com, 5.20%, 12/3/25	1,850,000	2,250
America Movil SAB de CV, 2.875%, 5/7/30	2,525,000	2,738
America Movil SAB de CV, 6.375%, 3/1/35	300,000	436
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	905,029	747
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	1,590,064	1,087
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,860,000	1,984
American Express, 3.70%, 11/5/21	2,040,000	2,108
American International Group, 3.40%, 6/30/30	1,975,000	2,185
Amgen, 2.77%, 9/1/53 (5)	447,000	431
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	2,120,000	2,848
Anthem, 2.50%, 11/21/20	695,000	697
Anthem, 4.65%, 1/15/43	915,000	1,147
ANZ New Zealand International, 2.75%, 1/22/21 (5)	1,965,000	1,980
Aon, 2.80%, 3/15/21	2,085,000	2,103
Appalachian Power, 4.45%, 6/1/45	2,450,000	2,978
Apple, 1.65%, 5/11/30	2,345,000	2,422

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
APT Pipelines, 4.25%, 7/15/27 (5)	620,000	698
Aptiv, 4.15%, 3/15/24	745,000	819
AT&T, 2.25%, 2/1/32	1,400,000	1,399
AT&T, 2.75%, 6/1/31	3,390,000	3,564
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,853
Ausgrid Finance, 3.85%, 5/1/23 (5)	1,705,000	1,801
AutoZone, 3.125%, 4/21/26	650,000	709
Baidu, 3.875%, 9/29/23	2,000,000	2,148
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,868
Banco Santander, 3.125%, 2/23/23	1,000,000	1,047
Banco Santander, 3.49%, 5/28/30	200,000	218
Banco Santander, 3.848%, 4/12/23	2,000,000	2,135
Banco Santander Chile, 2.70%, 1/10/25 (5)	1,322,000	1,396
Banco Santander Mexico, 5.375%, 4/17/25 (5)	1,110,000	1,236
Bank of America, 4.20%, 8/26/24	600,000	666
Bank of America, 6.11%, 1/29/37	900,000	1,267
Bank of America, 6.75%, 6/1/28	700,000	949
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.875%,
6/25/22	2,575,000	2,584
Bank of America, VR, 2.676%, 6/19/41 (6)	3,450,000	3,511
Bank of Montreal, Series D, 3.10%, 4/13/21	2,835,000	2,878
Bank of Nova Scotia, 3.125%, 4/20/21	3,275,000	3,326
Barclays, 3.25%, 1/12/21	1,800,000	1,814
Barclays, VR, 2.852%, 5/7/26 (6)	1,880,000	1,957
Barclays Bank, 1.70%, 5/12/22	700,000	712
Barclays Bank, 2.65%, 1/11/21	1,515,000	1,519
BAT Capital, 2.764%, 8/15/22	2,205,000	2,284
Baylor Scott & White Holdings, 3.967%, 11/15/46	1,850,000	2,192
Becton Dickinson & Company, 2.823%, 5/20/30	1,380,000	1,482
Becton Dickinson & Company, 3.70%, 6/6/27	1,956,000	2,206
Berkshire Hathaway Energy, 5.15%, 11/15/43	1,350,000	1,831

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Biogen, 3.625%, 9/15/22	1,095,000	1,162
BMW U. S. Capital, 3.40%, 8/13/21 (5)	2,835,000	2,907
BNP Paribas, VR, 2.219%, 6/9/26 (5)(6)	1,315,000	1,353
Boardwalk Pipelines, 4.45%, 7/15/27	385,000	414
Boardwalk Pipelines, 4.95%, 12/15/24	780,000	852
Booking Holdings, 3.60%, 6/1/26	2,020,000	2,237
Booking Holdings, 3.65%, 3/15/25	1,515,000	1,670
Boral Finance, 3.00%, 11/1/22 (5)	220,000	226
Boston Properties, 3.125%, 9/1/23	625,000	660
Boston Properties, 3.65%, 2/1/26	1,165,000	1,295
Boston Properties, 4.125%, 5/15/21	375,000	380
BPCE, 3.00%, 5/22/22 (5)	425,000	440
BPCE, 4.00%, 9/12/23 (5)	1,350,000	1,467
BPCE, 4.50%, 3/15/25 (5)	1,000,000	1,106
BPCE, 5.70%, 10/22/23 (5)	1,700,000	1,902
Bristol Myers Squibb, 3.55%, 8/15/22	1,700,000	1,798
Bristol Myers Squibb, 4.625%, 5/15/44	1,200,000	1,598
Brixmor Operating Partnership, 3.875%, 8/15/22	865,000	895
Brixmor Operating Partnership, 3.90%, 3/15/27	565,000	596
Brixmor Operating Partnership, 4.125%, 6/15/26	1,220,000	1,326
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,766
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	968
Camden Property Trust, 2.95%, 12/15/22	565,000	589
Cameron LNG, 2.902%, 7/15/31 (5)	575,000	632
Cameron LNG, 3.701%, 1/15/39 (5)	475,000	533
Canadian Natural Resources, 2.95%, 7/15/30	1,700,000	1,703
Capital One Financial, 3.45%, 4/30/21	2,730,000	2,771
Capital One Financial, 3.65%, 5/11/27	1,215,000	1,340
Cardinal Health, 3.41%, 6/15/27	1,570,000	1,743
Cardinal Health, 3.75%, 9/15/25	1,005,000	1,123
Carpenter Technology, 4.45%, 3/1/23	790,000	817

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Caterpillar Financial Services, 3.15%, 9/7/21	2,665,000	2,737
CC Holdings GS V, 3.849%, 4/15/23	440,000	473
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (5)	505,000	535
Charter Communications Operating, 4.908%, 7/23/25	2,465,000	2,845
Chevron, 1.995%, 5/11/27	1,155,000	1,219
Cigna, 3.00%, 7/15/23	810,000	858
Cigna, 3.75%, 7/15/23	2,307,000	2,493
Citigroup, 2.35%, 8/2/21	1,460,000	1,484
Citigroup, VR, 2.976%, 11/5/30 (6)	2,750,000	2,974
Citigroup, VR, 4.075%, 4/23/29 (6)	2,000,000	2,299
Citizens Bank, 2.55%, 5/13/21	1,085,000	1,097
Citizens Financial Group, 2.375%, 7/28/21	210,000	213
CMS Energy, 4.70%, 3/31/43	840,000	1,048
CMS Energy, 4.875%, 3/1/44	1,200,000	1,583
Comcast, 1.95%, 1/15/31	1,280,000	1,313
Comcast, 2.65%, 2/1/30	1,455,000	1,588
Comcast, 4.15%, 10/15/28	2,455,000	2,952
CommonSpirit Health, 2.76%, 10/1/24	960,000	1,004
Concho Resources, 3.75%, 10/1/27	665,000	717
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	113,359	110
Cooperatieve Rabobank, 3.125%, 4/26/21	1,805,000	1,832
Cox Communications, 2.95%, 10/1/50 (5)	2,775,000	2,648
Credit Agricole, 3.75%, 4/24/23 (5)	2,125,000	2,278
Credit Suisse Group, VR, 2.593%, 9/11/25 (5)(6)	2,095,000	2,182
Credit Suisse Group, VR, 2.997%, 12/14/23 (5)(6)	1,385,000	1,440
CRH America Finance, 3.95%, 4/4/28 (5)	2,600,000	2,957
Crown Castle International, 2.25%, 1/15/31	1,440,000	1,455
Crown Castle Towers, 3.222%, 5/15/22 (5)	45,000	46
Crown Castle Towers, 3.663%, 5/15/25 (5)	485,000	510
Crown Castle Towers, 3.72%, 7/15/23 (5)	490,000	513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CVS Health, 2.70%, 8/21/40	660,000	631
Danone, 2.947%, 11/2/26 (5)	1,925,000	2,122
Danske Bank, VR, 3.244%, 12/20/25 (5)(6)	2,940,000	3,129
Delta Air Lines, 3.80%, 4/19/23	765,000	740
Diamondback Energy, 2.875%, 12/1/24	2,485,000	2,516
Diamondback Energy, 4.75%, 5/31/25	1,215,000	1,307
Discover Bank, 2.70%, 2/6/30	2,000,000	2,097
Discover Financial Services, 3.75%, 3/4/25	590,000	643
Dominion Energy, 2.75%, 9/15/22	200,000	207
Dow Chemical, 3.15%, 5/15/24	935,000	1,009
Duke Energy, 2.65%, 9/1/26	640,000	692
Duke Energy, 3.75%, 9/1/46	500,000	569
Eaton Vance, 3.625%, 6/15/23	750,000	792
Elanco Animal Health, 4.912%, 8/27/21	370,000	380
Enbridge, 4.00%, 10/1/23	690,000	746
Enbridge, 4.25%, 12/1/26	590,000	676
Enbridge Energy Partners, 5.50%, 9/15/40	245,000	291
Enel Finance International, 2.75%, 4/6/23 (5)	1,665,000	1,738
Energy Transfer Operating, 3.75%, 5/15/30	765,000	741
Energy Transfer Operating, 5.25%, 4/15/29	1,225,000	1,315
Eni, Series X-R, 4.00%, 9/12/23 (5)	780,000	845
EOG Resources, 2.625%, 3/15/23	500,000	521
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (5)	780,000	799
Equitable Holdings, 3.90%, 4/20/23	735,000	788
ERAC USA Finance, 3.85%, 11/15/24 (5)	435,000	476
ERAC USA Finance, 4.50%, 2/15/45 (5)	505,000	596
Essex Portfolio, 2.65%, 3/15/32	1,430,000	1,509
Express Scripts Holding, 2.60%, 11/30/20	1,930,000	1,937
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,556
Fidelity National Financial, 4.50%, 8/15/28	2,065,000	2,392
Fidelity National Information Services, 4.25%, 5/15/28	2,590,000	3,106

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	354
Fifth Third Bank, 3.35%, 7/26/21	2,665,000	2,726
First American Financial, 4.60%, 11/15/24	415,000	453
FirstEnergy Transmission, 4.35%, 1/15/25 (5)	1,310,000	1,433
Fiserv, 3.20%, 7/1/26	1,100,000	1,222
FMR, 4.95%, 2/1/33 (5)	740,000	1,000
Ford Motor Credit, 5.75%, 2/1/21	600,000	604
Fresnillo, 5.50%, 11/13/23 (5)	805,000	901
GATX, 4.35%, 2/15/24	2,105,000	2,296
GATX, 4.85%, 6/1/21	1,000,000	1,027
GE Capital International Funding, 2.342%, 11/15/20	877,000	879
GE Capital International Funding, 4.418%, 11/15/35	2,200,000	2,312
General Motors, 4.00%, 4/1/25	1,120,000	1,214
General Motors Financial, 3.45%, 1/14/22	1,400,000	1,439
General Motors Financial, 4.20%, 11/6/21	1,335,000	1,377
George Washington University, Series 2014, 4.30%, 9/15/44	975,000	1,197
Gilead Sciences, 3.25%, 9/1/22	875,000	916
Goldman Sachs Group, 3.00%, 4/26/22	3,935,000	3,989
Goldman Sachs Group, 5.75%, 1/24/22	380,000	406
Goldman Sachs Group, 6.75%, 10/1/37	700,000	1,013
Hasbro, 3.00%, 11/19/24	1,550,000	1,645
HCA, 4.125%, 6/15/29	1,895,000	2,141
Healthcare Realty Trust, 3.625%, 1/15/28	1,075,000	1,176
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	1,085
Healthpeak Properties, 2.875%, 1/15/31	360,000	381
Heathrow Funding, 4.875%, 7/15/21 (5)	935,000	957
High Street Funding Trust I, 4.111%, 2/15/28 (5)	1,800,000	2,020
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,295
HSBC Holdings, VR, 2.848%, 6/4/31 (6)	640,000	662
HSBC Holdings, VR, 3.262%, 3/13/23 (6)	1,800,000	1,861
Hyatt Hotels, 3.375%, 7/15/23	275,000	282

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Hyundai Capital America, 3.45%, 3/12/21 (5)	3,145,000	3,180
Iberdrola International, 6.75%, 9/15/33	1,000,000	1,367
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,504
ING Groep, 3.15%, 3/29/22	560,000	581
Intercontinental Exchange, 3.45%, 9/21/23	1,440,000	1,558
International Paper, 4.40%, 8/15/47	1,180,000	1,425
Interpublic Group, 4.00%, 3/15/22	450,000	470
Interpublic Group, 4.20%, 4/15/24	585,000	650
Intesa Sanpaolo, 3.125%, 7/14/22 (5)	1,875,000	1,926
Intesa Sanpaolo, 3.375%, 1/12/23 (5)	660,000	684
Invesco Finance, 3.125%, 11/30/22	480,000	506
John Deere Capital, 2.35%, 1/8/21	1,255,000	1,262
JPMorgan Chase, 3.375%, 5/1/23	1,080,000	1,144
JPMorgan Chase, VR, 2.522%, 4/22/31 (6)	1,620,000	1,725
JPMorgan Chase, VR, 2.956%, 5/13/31 (6)	1,070,000	1,144
JPMorgan Chase, VR, 3.559%, 4/23/24 (6)	1,875,000	2,003
Kaiser Foundation Hospitals, 3.50%, 4/1/22	625,000	653
Kansas City Southern, 2.875%, 11/15/29	2,115,000	2,239
Keurig Dr Pepper, 3.551%, 5/25/21	1,710,000	1,745
KeyBank, 3.35%, 6/15/21	2,675,000	2,731
Kilroy Realty, 3.45%, 12/15/24	1,350,000	1,415
Kilroy Realty, 4.375%, 10/1/25	480,000	530
L3Harris Technologies, 3.832%, 4/27/25	570,000	636
Liberty Mutual Group, 4.25%, 6/15/23 (5)	410,000	449
Liberty Mutual Group, 4.85%, 8/1/44 (5)	1,700,000	2,028
Lloyds Banking Group, VR, 1.326%, 6/15/23 (6)	420,000	423
M&T Bank, 3.55%, 7/26/23	2,740,000	2,983
Manufacturers & Traders Trust, 3.40%, 8/17/27	250,000	281
Manufacturers & Traders Trust, VR, 1.36%, 12/28/20	834,000	834
Marsh & McLennan, 3.50%, 6/3/24	3,060,000	3,342
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,869

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
McDonald's, 1.45%, 9/1/25	940,000	967
MedStar Health, 3.626%, 8/15/49	905,000	988
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (5)	2,605,000	2,687
Microchip Technology, 3.922%, 6/1/21	650,000	664
Micron Technology, 4.185%, 2/15/27	2,940,000	3,352
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5)	2,640,000	2,989
Mississippi Power, 3.95%, 3/30/28	1,435,000	1,639
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200,000	2,306
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	3,420,000	3,509
Morgan Stanley, 4.30%, 1/27/45	1,150,000	1,459
Morgan Stanley, 6.25%, 8/9/26	755,000	953
Morgan Stanley, VR, 3.971%, 7/22/38 (6)	1,445,000	1,695
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.342%, 9/9/22	2,250,000	2,244
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	3,220,000	3,259
NatWest Markets, 2.375%, 5/21/23 (5)	3,370,000	3,478
New York Life Global Funding, 1.10%, 5/5/23 (5)	600,000	610
New York Life Global Funding, 3.25%, 8/6/21 (5)	2,095,000	2,149
Newmont, 3.625%, 6/9/21	1,260,000	1,280
NiSource, 3.49%, 5/15/27	1,730,000	1,924
NiSource, 3.95%, 3/30/48	1,775,000	2,072
Nordea Bank, 1.00%, 6/9/23 (5)	820,000	829
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,122
NSTAR Electric, 2.375%, 10/15/22	565,000	585
Nucor, 2.70%, 6/1/30	455,000	488
Nucor, 3.95%, 5/1/28	2,140,000	2,491
Nutrien, 4.00%, 12/15/26	830,000	959
O'Reilly Automotive, 3.60%, 9/1/27	1,825,000	2,074
O'Reilly Automotive, 3.80%, 9/1/22	370,000	390
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,001
Occidental Petroleum, 2.90%, 8/15/24	2,680,000	2,265
Occidental Petroleum, 3.00%, 2/15/27	2,320,000	1,813

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Omnicom Group, 3.60%, 4/15/26	830,000	935
PACCAR Financial, 3.10%, 5/10/21	2,190,000	2,228
Pacific Gas & Electric, 2.10%, 8/1/27	1,340,000	1,296
PacifiCorp, 3.85%, 6/15/21	900,000	914
Packaging Corp. of America, 3.65%, 9/15/24	785,000	860
Packaging Corp. of America, 4.50%, 11/1/23	395,000	437
PayPal Holdings, 2.40%, 10/1/24	2,720,000	2,887
Perrigo Finance Unlimited, 3.15%, 6/15/30	1,510,000	1,564
PNC Bank, 3.50%, 6/8/23	1,330,000	1,432
PNC Financial Services Group, 3.30%, 3/8/22	1,100,000	1,143
PPL Capital Funding, 3.10%, 5/15/26	2,200,000	2,422
Pricoa Global Funding I, 3.45%, 9/1/23 (5)	2,650,000	2,864
Principal Financial Group, 3.40%, 5/15/25	2,460,000	2,725
Progress Energy, 4.40%, 1/15/21	450,000	450
Protective Life Global Funding, 1.082%, 6/9/23 (5)	780,000	790
Providence Health & Services Obligated Group, 4.379%,
10/1/23	1,310,000	1,453
QUALCOMM, 2.15%, 5/20/30	2,605,000	2,719
QUALCOMM, 3.25%, 5/20/27	1,120,000	1,255
QVC, 4.375%, 3/15/23	770,000	800
QVC, 4.45%, 2/15/25	140,000	144
QVC, 4.85%, 4/1/24	1,645,000	1,719
Raymond James Financial, 3.625%, 9/15/26	210,000	241
Reinsurance Group of America, 5.00%, 6/1/21	630,000	649
RELX Capital, 3.00%, 5/22/30	945,000	1,033
RELX Capital, 3.50%, 3/16/23	840,000	892
Republic Services, 3.375%, 11/15/27	1,045,000	1,186
Rogers Communications, 3.625%, 12/15/25	610,000	689
Roper Technologies, 2.95%, 9/15/29	380,000	417
Roper Technologies, 3.00%, 12/15/20	1,160,000	1,163
Roper Technologies, 3.80%, 12/15/26	1,085,000	1,250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Royal Bank of Canada, 1.60%, 4/17/23	2,075,000	2,129
Sabine Pass Liquefaction, 4.20%, 3/15/28	1,335,000	1,449
Sabine Pass Liquefaction, 4.50%, 5/15/30 (5)	560,000	631
San Diego Gas & Electric, 4.10%, 6/15/49	2,570,000	3,097
Santander UK, 3.75%, 11/15/21	1,360,000	1,408
SBA Tower Trust, 2.836%, 1/15/25 (5)	1,135,000	1,194
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	2,870,000	3,042
Simon Property Group, 3.80%, 7/15/50	1,865,000	1,884
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (5)	422,000	446
Southeast Supply Header, 4.25%, 6/15/24 (5)	905,000	903
Spectra Energy Partners, 3.375%, 10/15/26	480,000	525
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,276
State Street, 3.10%, 5/15/23	265,000	282
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,045,000	2,214
Suncor Energy, 3.10%, 5/15/25	665,000	715
Svenska Handelsbanken, 3.35%, 5/24/21	1,825,000	1,861
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,387
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (5)	1,800,000	2,248
Tencent Holdings, 2.985%, 1/19/23 (5)	960,000	1,002
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	730,000	728
Texas Instruments, 1.375%, 3/12/25	650,000	673
Thomson Reuters, 3.35%, 5/15/26	405,000	445
Time Warner Cable, 4.00%, 9/1/21	200,000	204
Time Warner Cable, 6.55%, 5/1/37	450,000	595
Time Warner Cable, 6.75%, 6/15/39	530,000	724
Toronto-Dominion Bank, 3.25%, 6/11/21	1,595,000	1,627
Toronto-Dominion Bank, 3.50%, 7/19/23	1,235,000	1,340
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (6)	305,000	342
Total Capital International, 2.986%, 6/29/41	2,630,000	2,733
Toyota Motor, 3.183%, 7/20/21	1,505,000	1,539

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Toyota Motor Credit, 2.95%, 4/13/21	2,690,000	2,725
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	1,645,000	1,887
Transurban Finance, 2.45%, 3/16/31 (5)	1,445,000	1,471
Transurban Finance, 3.375%, 3/22/27 (5)	395,000	422
Transurban Finance, 4.125%, 2/2/26 (5)	335,000	373
Travelers, 6.25%, 6/15/37	750,000	1,122
Trinity Health, 4.125%, 12/1/45	725,000	872
Truist Bank, VR, 3.502%, 8/2/22 (6)	2,730,000	2,795
Truist Financial, 1.95%, 6/5/30	1,250,000	1,286
UBS Group, 3.491%, 5/23/23 (5)	1,040,000	1,087
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	1,073,268	993
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31	1,095,118	1,091
UnitedHealth Group, 3.75%, 7/15/25	645,000	735
UnitedHealth Group, 4.70%, 2/15/21	835,000	840
UnitedHealth Group, 4.75%, 7/15/45	1,235,000	1,663
Valero Energy, 2.85%, 4/15/25	260,000	272
VEREIT Operating Partnership, 3.10%, 12/15/29	2,130,000	2,127
VEREIT Operating Partnership, 3.95%, 8/15/27	1,490,000	1,585
Verizon Communications, 4.00%, 3/22/50	2,000,000	2,455
Verizon Communications, 4.272%, 1/15/36	870,000	1,065
Visa, 2.15%, 9/15/22	2,420,000	2,505
Vistra Operations, 3.55%, 7/15/24 (5)	1,370,000	1,452
Vodafone Group, 4.25%, 9/17/50	775,000	896
Vodafone Group, 4.875%, 6/19/49	2,045,000	2,510
Volkswagen Group of America Finance, 3.35%, 5/13/25 (5)	1,395,000	1,523
Volkswagen Group of America Finance, 4.00%, 11/12/21 (5)	2,595,000	2,689
Vulcan Materials, 4.50%, 6/15/47	590,000	691
Walt Disney, 3.70%, 10/15/25	525,000	594
Walt Disney, 4.50%, 2/15/21	475,000	482
WEA Finance, 3.25%, 10/5/20 (5)	503,000	503
Weibo, 3.50%, 7/5/24	1,390,000	1,465

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo, VR, 2.393%, 6/2/28 (6)	3,915,000	4,087
Wells Fargo, VR, 2.572%, 2/11/31 (6)	1,735,000	1,811
Williams, 5.10%, 9/15/45	1,735,000	1,935
Willis North America, 3.60%, 5/15/24	820,000	895
Willis North America, 4.50%, 9/15/28	1,370,000	1,617
Woodside Finance, 3.70%, 9/15/26 (5)	738,000	794
Woodside Finance, 3.70%, 3/15/28 (5)	1,187,000	1,263
WP Carey, 3.85%, 7/15/29	2,755,000	2,958
WPP Finance 2010, 3.75%, 9/19/24	1,310,000	1,436
Total Corporate Bonds (Cost $470,225)		505,431

ASSET-BACKED SECURITIES 1.0%
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (5)	1,000,000	1,010
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (5)	1,165,000	1,218
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (5)	546,167	560
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	187,649	189
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	811,283	823
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.105%, 10/25/27 (5)	2,344,316	2,324
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	415,409	418
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27	2,575,000	2,622

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (5)	675,000	697

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (5)	365,029	373

Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27	1,275,000	1,279

GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,167,768	1,183

GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27	1,355,000	1,367

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (5)	81,777	82

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (5)	788,900	793

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (5)	1,945,300	2,011

Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	513,688	519

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (5)	504,400	511

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.545%, 10/25/32 (5)	2,020,000	2,009

MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (5)	543,834	548

MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (5)	1,045,840	1,068

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (5)	1,980,000	2,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (5)	2,030,000	2,101

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (5)	3,073,775	3,146

Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (5)	1,260,000	1,262

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (5)	1,271,238	1,261

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (5)	1,930,384	1,906

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.073%, 10/17/29 (5)	1,295,000	1,269

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (5)	3,062,500	3,063

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (5)	1,365,000	1,392

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (5)	72,564	73

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (5)	1,068,322	1,136

SMB Private Education Loan Trust
Series 2020-BA, Class A1A
1.29%, 7/15/53 (5)	2,245,000	2,245

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (5)	250,325	260

Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25	920,000	957

Total Asset-Backed Securities (Cost $43,175)		43,719

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.9%

Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (5)	1,247,798	1,255

Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (5)	1,016,239	1,016

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 1.052%, 4/15/35 (5)	2,269,875	2,163

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.082%, 12/15/36 (5)	2,530,000	2,428

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.312%, 11/25/34 (5)	605,000	560

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.692%, 10/15/34 (5)	2,080,000	1,918

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (5)	800,000	816

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	235,000	254

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (5)	2,115,000	2,251

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (5)	622,194	628

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (5)	733,080	740

Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	3,700,000	4,091

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (5)	2,160,000	2,281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.248%, 11/25/29	2,505,606	2,477

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (5)	341,048	343

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (5)	735,557	744

Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (5)	822,778	837

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (5)	2,635,000	2,596

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (5)	541,201	557

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (5)	417,333	422

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (5)	1,170,348	1,193

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (5)	1,278,935	1,293

Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	1,736,000	1,828

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	950,000	1,058

Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	1,250,000	1,457

Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (5)	889,011	910

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.785%, 12/15/36 (5)	1,130,000	1,040

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (5)	630,732	633

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (5)	1,511,256	1,537

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (5)	811,156	823

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (5)	897,678	897

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	2,425,000	2,715

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (5)	2,362,845	2,418

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (5)	2,737,348	2,817

Manhattan West
Series 2020-1MW, Class D, ARM
2.413%, 9/10/39 (5)	870,000	846

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (5)	80,404	81

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (5)	1,201,940	1,250

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	1,670,000	1,761

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	1,375,000	1,524

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	2,775,000	3,086

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	495,000	533

Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (5)	2,140,000	2,287

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	1,440,000	1,598

Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (5)	2,090,000	1,698

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.741%, 4/15/32 (5)	845,000	769

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (5)	1,968,647	2,019

OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (5)	799,334	816

OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.248%, 10/25/59 (5)	493,204	499

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (5)	464,016	463

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (5)	505,036	509

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (5)	1,364,743	1,404

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (5)	894,538	904

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (5)	745,131	763

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (5)	255,809	260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (5)	677,592	687

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.648%, 6/25/50 (5)	605,000	606

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (5)	167,731	169

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (5)	234,249	236

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (5)	342,771	346

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (5)	315,255	320

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (5)	412,844	423

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (5)	421,823	427

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (5)	281,484	289

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (5)	932,171	969

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (5)	489,001	510

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (5)	711,058	716

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (5)	2,497,838	2,547

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (5)	607,854	624

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (5)	2,768,511	2,837
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	2,377,000	2,576
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	610,000	652
Total Non-U.S. Government Mortgage-Backed Securities (Cost $85,618)		87,000

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.8%
U. S. GOVERNMENT AGENCY OBLIGATIONS 6.7% (7)
Federal Home Loan Mortgage
1.749%, 2/25/22	796,516	801
1.785%, 9/25/22	588,262	595
1.875%, 4/25/22	854,678	860
2.206%, 6/25/25	1,297,752	1,356
2.50%, 5/1/30	1,665,195	1,761
2.777%, 4/25/23	327,562	338
2.952%, 2/25/27	1,194,973	1,287
3.00%, 1/1/29 - 8/1/43	6,204,816	6,638
3.50%, 3/1/42 - 3/1/46	10,780,433	11,741
4.00%, 9/1/40 - 6/1/42	3,610,626	3,994
4.50%, 6/1/39 - 5/1/42	2,174,697	2,442
5.00%, 12/1/35 - 8/1/40	947,925	1,086
5.50%, 1/1/38 - 12/1/39	268,999	313
6.00%, 2/1/28 - 8/1/38	23,514	27
6.50%, 8/1/32	11,731	14
7.00%, 6/1/32	14,294	15
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 2.721%, 7/1/35	42,667	45
1Y CMT + 2.25%, 3.146%, 10/1/36	12,634	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
12M USD LIBOR + 1.746%, 3.746%, 2/1/37	50,111	53
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	105,821	111
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	24,631	25
12M USD LIBOR + 2.057%, 4.121%, 12/1/36	50,932	54
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	1,234,089	192
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34 - 7/1/50	8,670,374	9,293
3.50%, 6/1/33	738,311	784
4.00%, 12/1/49 - 2/1/50	5,604,067	6,012
4.50%, 5/1/50	692,113	752
5.50%, 5/1/44	1,410,000	1,649
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44	4,820,853	5,235
4.00%, 11/1/40	1,430,880	1,559
4.50%, 7/1/40	1,031,404	1,149
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.626%, 2.632%, 7/1/35	25,100	25
12M USD LIBOR + 1.855%, 3.855%, 1/1/37	5,089	5
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	658,363	674
Federal National Mortgage Assn. , UMBS
2.50%, 10/1/31 - 5/1/32	1,954,807	2,071
3.00%, 1/1/27 - 7/1/50	56,012,763	59,830
3.50%, 11/1/26 - 5/1/50	39,934,240	42,716
4.00%, 11/1/40 - 1/1/50	28,691,865	31,229
4.50%, 10/1/20 - 5/1/50	15,123,765	16,711
5.00%, 2/1/34 - 1/1/49	3,810,492	4,365
5.50%, 1/1/21 - 5/1/44	4,129,820	4,859
6.00%, 3/1/21 - 1/1/41	2,786,063	3,296
6.50%, 3/1/24 - 8/1/38	431,979	508
7.00%, 9/1/25 - 4/1/32	29,782	34
7.50%, 9/1/26	203	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
8.00%, 8/1/24 - 7/1/26	531	—
UMBS, TBA
2.00%, 10/1/50 (8)	31,855,000	32,930
2.50%, 10/1/35 - 10/1/50 (8)	27,490,000	28,828
3.00%, 10/1/50 (8)	5,465,000	5,725
4.50%, 10/1/50 (8)	6,015,000	6,507
		300,507

U. S. GOVERNMENT OBLIGATIONS 2.1%
Government National Mortgage Assn.
3.00%, 9/15/42 - 5/20/50	21,603,338	22,491
3.50%, 9/15/41 - 1/20/49	21,403,721	23,117
4.00%, 2/15/41 - 11/20/47	12,754,534	13,760
4.50%, 6/15/39 - 12/20/49	9,652,295	10,548
5.00%, 10/15/34 - 6/20/49	11,621,459	12,868
5.50%, 2/20/34 - 3/20/49	2,467,830	2,730
6.00%, 8/20/34 - 4/15/36	101,296	118
6.50%, 6/15/23 - 5/15/28	29,993	32
7.50%, 3/15/23 - 9/15/26	13,023	13
8.00%, 4/15/22 - 11/15/25	11,237	11
8.50%, 6/20/25 - 6/20/26	3,569	3
9.50%, 3/15/21	142	—
Government National Mortgage Assn. , ARM, 1Y CMT + 1.50%,
3.25%, 8/20/23	507	1
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	863,309	902
Government National Mortgage Assn. , TBA
2.00%, 10/20/50 (8)	5,545,000	5,760
4.00%, 10/20/50 (8)	2,555,000	2,715
		95,069

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $381,544)		395,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.9%
U. S. TREASURY OBLIGATIONS 3.9%
U. S. Treasury Bonds, 1.125%, 5/15/40	1,965,000	1,935
U. S. Treasury Bonds, 2.00%, 2/15/50	21,100,000	23,863
U. S. Treasury Bonds, 2.50%, 2/15/46	2,975,000	3,673
U. S. Treasury Bonds, 2.75%, 8/15/47	16,080,000	20,874
U. S. Treasury Bonds, 2.875%, 8/15/45 (9)	4,185,000	5,498
U. S. Treasury Bonds, 3.00%, 11/15/44	2,990,000	3,995
U. S. Treasury Bonds, 3.00%, 5/15/45	10,640,000	14,244
U. S. Treasury Bonds, 3.00%, 11/15/45	11,185,000	15,026
U. S. Treasury Bonds, 3.00%, 2/15/47	1,150,000	1,556
U. S. Treasury Bonds, 3.00%, 2/15/48	2,000,000	2,717
U. S. Treasury Bonds, 3.00%, 8/15/48	3,905,000	5,322
U. S. Treasury Bonds, 3.125%, 11/15/41	3,500,000	4,728
U. S. Treasury Bonds, 3.125%, 2/15/43	3,715,000	5,033
U. S. Treasury Bonds, 3.50%, 2/15/39	1,200,000	1,684
U. S. Treasury Bonds, 7.25%, 8/15/22	100,000	113
U. S. Treasury Notes, 0.25%, 5/31/25	19,260,000	19,254
U. S. Treasury Notes, 0.375%, 4/30/25	19,895,000	20,007
U. S. Treasury Notes, 0.625%, 5/15/30	10,500,000	10,462
U. S. Treasury Notes, 1.125%, 2/28/22	13,665,000	13,857
U. S. Treasury Notes, 1.625%, 11/15/22	315,000	325
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$154,010)		174,166

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (5)	510,000	637

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CNOOC Curtis Funding, 4.50%, 10/3/23 (5)	900,000	989
CNOOC Finance, 3.00%, 5/9/23	1,390,000	1,459
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (5)	2,645,000	2,800
Hydro-Quebec, 8.40%, 1/15/22	200,000	219
Kingdom of Morocco, 4.25%, 12/11/22 (5)	1,400,000	1,474
Pertamina Persero, 4.30%, 5/20/23 (5)	1,250,000	1,342
Perusahaan Gas Negara, 5.125%, 5/16/24 (5)	1,105,000	1,211
Republic of Colombia, 4.00%, 2/26/24	275,000	294
Republic of Indonesia, 4.875%, 5/5/21	1,000,000	1,026
Republic of Poland, 3.25%, 4/6/26	1,030,000	1,164
State Grid Overseas Investment, 3.75%, 5/2/23 (5)	1,175,000	1,258
Total Foreign Government Obligations & Municipalities (Cost $12,840)		13,873

MUNICIPAL SECURITIES 0.9%
CALIFORNIA 0.2%
California, Build America, GO, 7.625%, 3/1/40	2,200,000	3,808
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10)	695,000	787
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	1,000,000	1,600
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	1,625,000	1,966
Univ. of California Regents, Series J, 4.131%, 5/15/45	365,000	453
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	1,090
		9,704

ILLINOIS 0.1%
Chicago O'Hare Int'l Airport, Series D, 2.346%, 1/1/30 (11)	975,000	976
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40	755,000	1,124
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	470,000	678
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38	500,000	720
		3,498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MARYLAND 0.1%
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	1,800,000	2,251
		2,251

MICHIGAN 0.1%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	2,000,000	2,763
		2,763

NEW JERSEY 0.0%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	415,000	704
		704

NEW YORK 0.1%
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	700,000	814
Metropolitan Transportation Auth. , Dedicated Tax Fund, Build
America, 7.336%, 11/15/39	240,000	385
New York City Municipal Water & Sewer System, Build America,
Series EE, 6.011%, 6/15/42	245,000	388
New York City Transitional Fin. Auth. , Build America, 5.508%,
8/1/37	950,000	1,326
New York State Dormitory Auth. , Unrefunded Balance, Personal
Income Tax, Build America, 5.628%, 3/15/39	1,300,000	1,747
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	1,400,000	1,576
		6,236

OHIO 0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29	1,225,000	1,407
		1,407

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PENNSYLVANIA 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26	805,000	871
		871

SOUTH CAROLINA 0.1%
South Carolina Public Service Auth. , Santee Cooper, Series C,
5.784%, 12/1/41	2,000,000	2,745
		2,745

TEXAS 0.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41	1,820,000	1,826
City of Houston TX Airport System Revenue, Series C, 2.385%,
7/1/31 (11)	685,000	686
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38	1,155,000	1,205
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 4.366%, 11/15/47	1,200,000	1,475
Texas Private Activity Bond Surface Transportation, North
Tarrant Express Man, Series B, 3.922%, 12/31/49	1,900,000	2,151
		7,343

UTAH 0.0%
Utah Transit Auth. , Build America, Series B, 5.937%, 6/15/39	900,000	1,299
		1,299

VIRGINIA 0.0%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	690,000	913
Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
8/1/30	755,000	997
		1,910

Total Municipal Securities (Cost $32,366)		40,731

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 4.5%
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.65%
(12)(13)	1,177	15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.86% (12)(13)	24,001,855	202,816
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.34% (12)(13)	7,089	37
Total Bond Mutual Funds (Cost $209,665)		202,868

EQUITY MUTUAL FUNDS 1.4%
T. Rowe Price Real Assets Fund - I Class (13)	5,963,422	64,584
Total Equity Mutual Funds (Cost $61,194)		64,584

SHORT-TERM INVESTMENTS 4.3%
MONEY MARKET FUNDS 4.3%
T. Rowe Price Treasury Reserve Fund, 0.12% (13)(14)	192,229,733	192,230
Total Short-Term Investments (Cost $192,230)		192,230

SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.13% (13)(14)	2,031,543	20,316
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		20,316
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.13% (13)(14)	44,128	441
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		441
Total Securities Lending Collateral (Cost $20,757)		20,757

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 102.0%
(Cost $3,280,861)	$4,601,826
Other Assets Less Liabilities (2.0)%	(92,438)
Net Assets 100.0%	$4,509,388

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,831 and represents 0.0% of net assets.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $203,384 and represents 4.5% of net assets.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $82,465 and represents 1.8% of net assets.
(9)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Insured by Assured Guaranty Municipal Corporation
(11)	When-issued security
(12)	SEC 30-day yield
(13)	Affiliated Companies
(14)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

(Amounts In 000s)
SWAPS 0.0%

	Notional		Initial		Unrealized
Description	Amount	$ Value	$ Value	$	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	24,000	177	394		(217)
Total Centrally Cleared Credit Default Swaps, Protection Sold					(217)

Total Centrally Cleared Swaps					(217)
Net payments (receipts) of variation margin to date					233

Variation margin receivable (payable) on centrally cleared
swaps					$16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 742 U. S. Treasury Notes five year contracts	12/20	93,515	$86
Short, 70 U. S. Treasury Notes ten year contracts	12/20	(9,767)	—
Long, 170 U. S. Treasury Notes two year contracts	12/20	37,564	3
Long, 9 Ultra U.S. Treasury bonds contracts	12/20	1,996	(14)
Net payments (receipts) of variation margin to date			(169)

Variation margin receivable (payable) on open futures contracts			$(94)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class	$—	$1	$—
T. Rowe Price Institutional High
Yield Fund - Institutional Class	—	(8,960)	7,806
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	(232)	(15)	15
T. Rowe Price Real Assets Fund
- I Class	—	(5,118)	—
T. Rowe Price Treasury Reserve
Fund	—	—	357
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$(232) #	$(14,092)	$8,178+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value		Purchase	Sales	Value
Affiliate	12/31/19		Cost	Cost	9/30/20
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$14	$	— $	— $	15
T. Rowe Price Institutional
High Yield Fund -
Institutional Class	178,500		33,276	—	202,816
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	8,019		15	7,982	37
T. Rowe Price Real Assets
Fund - I Class	66,702		3,000	—	64,584
T. Rowe Price Treasury
Reserve Fund	56,391		¤	¤	192,230
T. Rowe Price Short-Term
Fund	25,960		¤	¤	20,757
Total					$480,439	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $8,178 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $483,846.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BALANCED FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining

T. ROWE PRICE BALANCED FUND

the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,031,295$	826,662$	1,831$	2,859,788
Convertible Preferred Stocks	—	1,103	—	1,103
Fixed Income Securities[1]	—	1,260,496	—	1,260,496
Bond Mutual Funds	202,868	—	—	202,868
Equity Mutual Funds	64,584	—	—	64,584
Short-Term Investments	192,230	—	—	192,230
Securities Lending Collateral	20,757	—	—	20,757
Total Securities	2,511,734	2,088,261	1,831	4,601,826
Swaps	—	16	—	16
Total	$2,511,734$	2,088,277$	1,831$	4,601,842
Liabilities
Futures Contracts	$94$	— $	— $	94

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Municipal Securities.